Oct. 27, 2021
North Shore Global Uranium Mining ETF
North Shore Global Uranium Mining ETF

EXCHANGE TRADED CONCEPTS TRUST

NORTH SHORE GLOBAL URANIUM MINING ETF

NYSE Arca Ticker: URNM

Supplement dated October 27, 2021

to the currently effective Prospectus and Summary Prospectus

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus for the North Shore Global Uranium Mining ETF (the “Fund”) and should be read in conjunction with those documents.

The index methodology of the North Shore Global Uranium Mining Index (the “Index”), the Fund’s index, has been revised with respect to certain factors such as market capitalization and weightings. Specifically, the second paragraph under “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The universe of eligible index components includes exchange-listed equity securities of companies that have or expect to have a significant portion of their business operations related to uranium. Such companies are identified through the use of a proprietary selection methodology that includes a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Index subject to the following restrictions:

•	All securities must have a company level minimum market capitalization of $40 million to become components of the Index and must maintain a minimum market capitalization of $25 million to remain in the Index.

•	An aggregate weight of 82.5% of the Index is assigned to companies that are involved in the mining, exploration, development, and production of uranium. An aggregate weight of 17.5% of the Index is assigned to companies that hold physical uranium, uranium royalties, or other non-mining assets.

•	The components within each of these buckets are market cap weighted.

•	A single security weight cap of 15% and a single security floor of 0.30% is applied.

•	No more than five issuers will have a weight greater than 4.70% of the Index and the aggregate weight of all the components with a weight greater than 5% is capped at 50%.

•	If multiple share classes exist for a company, the following preference order is followed:

o	If the company is already included in the Index, the existing share class is retained.

o	If the company is not already included in the Index and an American Depositary Receipt (“ADR”) representing the company’s stock is available, such ADR will be given preference over all other share classes.

o	In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In addition, the Index is now being reconstituted and rebalanced on a semi-annual basis in March and September rather than on a quarterly basis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.